Change in Presentation Currency (Details) $ in Thousands, $ in Thousands	Feb. 28, 2022 USD ($)	Nov. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CAD ($)	Nov. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Cash	$ 12,939	$ 7,929	$ 13,447			$ 2,060	$ 4,053
Non-current assets	46,637		41,100
Total assets	62,643		56,518
Current liabilities	10,503		7,412
Share capital	162,629		158,129
Reserves	7,193		5,680
Non-controlling interests (Note 21)	(713)		(1,533)
Total shareholders' equity	$ 49,372		$ 46,425	$ 46,976			24,869
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Cash					$ 27,729			$ 5,294
Other current assets					2,392
Non-current assets					45,331
Total assets					75,452
Current liabilities					(12,075)
Long term debt					(3,510)
Total liabilities					(15,585)
Share capital					207,804
Reserves					5,602
Accumulated deficit and other comprehensive income					(152,249)
Non-controlling interests (Note 21)					(1,290)
Total shareholders' equity					$ 59,867
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
Cash				(5,953)			(1,241)
Other current assets				(513)
Non-current assets				(9,731)
Total assets				(16,197)
Current liabilities				2,553
Long term debt				753
Total liabilities				3,306
Share capital				(49,675)
Reserves				(1,249)
Accumulated deficit and other comprehensive income				37,714
Non-controlling interests (Note 21)				319
Total shareholders' equity				(12,891)
Restateds [Member]
IfrsStatementLineItems [Line Items]
Cash				21,776			$ 4,053
Other current assets				1,879
Non-current assets				35,600
Total assets				59,255
Current liabilities				(9,522)
Long term debt				(2,757)
Total liabilities				(12,279)
Share capital				158,129
Reserves				4,353
Accumulated deficit and other comprehensive income				(114,535)
Non-controlling interests (Note 21)				(971)
Total shareholders' equity				$ 46,976